Expense Example - Western Asset Total Return Unconstrained Fund	Sep. 30, 2020 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	896
Class FI
Expense Example:
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,247
Class IS
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	361
Expense Example, with Redemption, 10 Years	808
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	532
Expense Example, with Redemption, 3 Years	792
Expense Example, with Redemption, 5 Years	1,072
Expense Example, with Redemption, 10 Years	1,868
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	558
Expense Example, with Redemption, 5 Years	960
Expense Example, with Redemption, 10 Years	2,085
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	457
Expense Example, with Redemption, 5 Years	799
Expense Example, with Redemption, 10 Years	1,766
Class A2
Expense Example:
Expense Example, with Redemption, 1 Year	539
Expense Example, with Redemption, 3 Years	781
Expense Example, with Redemption, 5 Years	1,042
Expense Example, with Redemption, 10 Years	$ 1,786